Forward Contracts - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Nov. 30, 2012	May 30, 2011	Nov. 30, 2010
Derivative [Line Items]
Short-term loan		$ 55,193
Restricted cash	18	55,679
Dividends declared, month and year		2010-11	2012-11	2011-05	2010-11
Gain/loss from forward contract	(690)	404
Securities Pledged as Collateral
Derivative [Line Items]
Restricted cash		$ 55,469